SHARE-BASED COMPENSATION EXPENSES - The fair value of each option is estimated on the date of grant using the Binomial model (Details)		Mar. 17, 2021	Nov. 16, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	[1]	1.62%	0.91%
Expected dividend yield	[2]	1.83%	2.21%
Expected life (years)	[3]	9 years 7 months 28 days	10 years
Expected volatility	[4]	47.35%	46.98%

[1]	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect at the time of grant.
[2]	Expected dividend yield is assumed to be a $0.15 dividend payout.
[3]	Expected life of share options is based on management’s estimate on timing of exercise of share options.
[4]	Expected volatility is assumed based on the historical volatility of the Company and the Company’s comparable companies in the period equal to the expected life of each grant.